Cover	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 19, 2026
Entity Registrant Name	MADRIGAL PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33277
Entity Tax Identification Number	04-3508648
Entity Address, Address Line One	Four Tower Bridge200 Barr Harbor Drive,
Entity Address, City or Town	West Conshohocken,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	267
Local Phone Number	824-2827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value Per Share
Trading Symbol	MDGL
Security Exchange Name	NASDAQ
Entity Central Index Key	0001157601
Amendment Flag	false
Entity Address, Address Line Two	Suite 200